Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subordinated liabilities [abstract]
Disclosure of subordinated liabilities

	2025	2024
	£m	£m
As at 1 January	11,921	10,494
Issuances	1,772	1,870
Redemptions	(727)	(476)
Other	(12)	33
As at 31 December	12,954	11,921

Dated subordinated liabilities[1]
			2025	2024
	Initial call date	Maturity date	£m	£m
Barclays PLC issued
3.750% Fixed Rate Resetting Subordinated Callable Notes (GBP 500m)	2025	2030	—	483
3.750% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	—	117
5.20% Fixed Rate Subordinated Notes (USD 2,050m)		2026	1,522	1,580
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	876	810
4.836% Fixed Rate Subordinated Notes (USD 2,000m)	2027	2028	1,472	1,535
8.407% Fixed Rate Resetting Subordinated Callable Notes (GBP 1,000m)	2027	2032	1,023	1,010
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2029	2030	1,063	1,088
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2030	2035	657	663
6.158% Fixed to Floating Tier 2 Subordinated Callable notes (AUD 500m)	2030	2035	249	248
Floating Rate Tier 2 Subordinated Callable Notes (AUD 500m)	2030	2035	249	248
4.973% Fixed Rate Resetting Tier 2 Subordinated Callable Notes (EUR 1,500m)	2031	2036	1,371	1,324
4.616% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,250m)	2032	2037	1,126	—
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2033	2034	1,105	1,146
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	562	590
Barclays Bank PLC issued
5.75% Fixed Rate Subordinated Notes (GBP 274m)		2026	279	279
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	71	76
6.33% Subordinated Notes (GBP 50m)		2032	46	45
Subordinated Floating Rate Notes (EUR 68m)		2040	59	56
External issuances by other subsidiaries			492	623
External issuances by Barclays securitisation SPV		2036	732	—
Total dated subordinated liabilities			12,954	11,921
Note:
1Instrument values are disclosed to the nearest million.